Shareholder Report, Average Annual Return (Details) B402071_Direxion Daily MSCI Mexico Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	102 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily MSCI Mexico Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily MSCI Mexico Bull 3X Shares NAV
Average Annual Return, Percent	87.18%	30.01%	(9.80%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	15.08%
MSCI Mexico IMI 25-50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Mexico IMI 25/50 Index
Average Annual Return, Percent	35.94%	18.42%	6.12%